Summarized Financial Information of Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
LAMAR MEDIA CORP [Member]
Summarized Financial Information of Subsidiaries

(2) Summarized Financial Information of Subsidiaries

In the filing of our Quarterly Report on Form 10-Q for the quarter ended March 31, 2016, which was originally filed with the SEC on May 5, 2016, we omitted certain required disclosures under SEC Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered. Accordingly, we have revised our financial statement footnotes to correct this immaterial error of omission and include the information presented below. This revision was determined to be immaterial to the financial statements previously presented.

Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and non-guarantor subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.

Condensed Consolidating Balance Sheet as of March 31, 2016 (unaudited, in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$11,213	$284,991	$30,553	$—	$326,757
Net property, plant and equipment	—	1,144,605	22,443	—	1,167,048
Intangibles and goodwill, net	—	2,316,372	34,465	—	2,350,837
Other assets	3,481,600	11,776	312	(3,460,224)	33,464

Total assets	$3,492,813	$3,757,744	$87,773	$(3,460,224)	$3,878,106

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$17,856	$—	$—	$—	$17,856
Other current liabilities	26,061	150,370	20,011	—	196,442

Total current liabilities	43,917	150,370	20,011	—	214,298

Long-term debt	2,420,294	—	—	—	2,420,294
Other noncurrent liabilities	21,314	214,285	56,645	(56,018)	236,226

Total liabilities	2,485,525	364,655	76,656	(56,018)	2,870,818

Stockholders’ equity	1,007,288	3,393,089	11,117	(3,404,206)	1,007,288

Total liabilities and stockholders’ equity	$3,492,813	$3,757,744	$87,773	$(3,460,224)	$3,878,106

Condensed Consolidating Balance Sheet as of December 31, 2015 (in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$6,086	$245,685	$29,461	$—	$281,232
Net property, plant and equipment	—	1,072,595	22,542	—	1,095,137
Intangibles and goodwill, net	—	1,904,096	34,765	—	1,938,861
Other assets	2,943,826	11,451	535	(2,923,702)	32,110

Total assets	$2,949,912	$3,233,827	$87,303	$(2,923,702)	$3,347,340

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$16,509	$—	$—	$—	$16,509
Other current liabilities	29,268	163,955	22,618	—	215,841

Total current liabilities	45,777	163,955	22,618	—	232,350

Long-term debt	1,876,895	—	—	—	1,876,895
Other noncurrent liabilities	20,059	210,233	53,659	(53,037)	230,914

Total liabilities	1,942,731	374,188	76,277	(53,037)	2,340,159

Stockholders’ equity	1,007,181	2,859,639	11,026	(2,870,665)	1,007,181

Total liabilities and stockholders’ equity	$2,949,912	$3,233,827	$87,303	$(2,923,702)	$3,347,340

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended March 31, 2016

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$327,578	$11,835	$(880)	$338,533
Direct advertising expenses (1)	—	121,889	7,396	(560)	128,725
General and administrative expenses (1)	—	63,999	2,791	—	66,790
Corporate expenses (1)	—	15,648	285	—	15,933
Depreciation and amortization	—	49,689	1,800	—	51,489
Gain on disposition of assets	—	(11,560)	233	—	(11,327)

Operating income (loss)	—	87,913	(670)	(320)	86,923

Equity in (earnings) loss of subsidiaries	(84,610)	—	—	84,610	—
Interest expense (income), net	30,061	(1)	327	(320)	30,067
Other expenses	3,142	—	—	—	3,142

Income before income tax expense	51,407	87,914	(997)	(84,610)	53,714
Income tax expense (2)	—	1,926	381	—	2,307

Net income (loss)	$51,407	$85,988	$(1,378)	$(84,610)	$51,407

Statement of Comprehensive Income
Net income (loss)	$51,407	$85,988	$(1,378)	$(84,610)	$51,407
Total other comprehensive income, net of tax	—	—	1,468	—	1,468

Total comprehensive income (loss)	$51,407	$85,988	$90	$(84,610)	$52,875

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Income and Comprehensive Income for the Three Months Ended March 31, 2015

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Income
Net revenues	$—	$292,582	$10,541	$(646)	$302,477
Direct advertising expenses (1)	—	107,282	6,343	(393)	113,232
General and administrative expenses (1)	—	57,162	2,044	—	59,206
Corporate expenses (1)	—	15,038	265	—	15,303
Depreciation and amortization	—	47,274	1,956	—	49,230
Gain on disposition of assets	—	(1,836)	—	—	(1,836)

Operating income (loss)	—	67,662	(67)	(253)	67,342

Equity in (earnings) loss of subsidiaries	(65,334)	—	—	65,334	—
Interest expense (income), net	24,530	(2)	255	(253)	24,530

Income before income tax expense	40,804	67,664	(322)	(65,334)	42,812
Income tax expense (benefit) (2)	—	2,019	(11)	—	2,008

Net income (loss)	$40,804	$65,645	$(311)	$(65,334)	$40,804

Statement of Comprehensive Income
Net income (loss)	$40,804	$65,645	$(311)	$(65,334)	$40,804
Total other comprehensive loss, net of tax	—	—	(1,610)	—	(1,610)

Total comprehensive income (loss)	$40,804	$65,645	$(1,921)	$(65,334)	$39,194

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2016

(unaudited, in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$20,748	$69,183	$(2,771)	$(53,975)	$33,185

Cash flows from investing activities:
Acquisitions	—	(502,138)	—	—	(502,138)
Capital expenditures	—	(20,123)	(496)	—	(20,619)
Proceeds from disposition of assets and investments	—	5,196	—	—	5,196
Investment in subsidiaries	(502,138)	—	—	502,138	—
(Increase) decrease in intercompany notes receivable	(2,946)	—	—	2,946	—
Decrease in notes receivable	8	—	—	—	8

Net cash used in investing activities	(505,076)	(517,065)	(496)	505,084	(517,553)

Cash flows from financing activities:
Proceeds received from revolving credit facility	280,000	—	—	—	280,000
Payment on revolving credit facility	(125,000)	—	—	—	(125,000)
Principal payments on long-term debt	(3,755)	—	—	—	(3,755)
Proceeds received from senior credit facility	300,000	—	—	—	300,000
Debt issuance costs	(9,017)	—	—	—	(9,017)
Proceeds received from note offering	400,000	—	—	—	400,000
Payment on senior credit facility	(300,000)	—	—	—	(300,000)
Intercompany loan proceeds	—	—	2,946	(2,946)	—
Distributions to non-controlling interest	—	—	(105)	—	(105)
Dividends to parent	(78,938)	(53,975)	—	53,975	(78,938)
Contributions from (to) parent	26,170	502,138	—	(502,138)	26,170

Net cash provided by financing activities	489,460	448,163	2,841	(451,109)	489,355

Effect of exchange rate changes in cash and cash equivalents	—	—	1,106	—	1,106

Net increase (decrease) in cash and cash equivalents	5,132	281	680	—	6,093
Cash and cash equivalents at beginning of period	4,955	454	16,418	—	21,827

Cash and cash equivalents at end of period	$10,087	$735	$17,098	$—	$27,920

Condensed Consolidating Statement of Cash Flows for the Three Months Ended March 31, 2015 (unaudited, in thousands)
	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$14,745	$68,783	$(481)	$(44,906)	$38,141

Cash flows from investing activities:
Acquisitions	—	(19,647)	—	—	(19,647)
Capital expenditures	—	(28,066)	(975)	—	(29,041)
Proceeds from disposition of assets and investments	—	4,414	—	—	4,414
Investment in subsidiaries	(19,647)	—	—	19,647	—
(Increase) decrease in intercompany notes receivable	(970)	—	—	970	—
(Increase) decrease in notes receivable	(7)	11	—	—	4

Net cash used in investing activities	(20,624)	(43,288)	(975)	20,617	(44,270)

Cash flows from financing activities:
Proceeds received from revolving credit facility	92,000	—	—	—	92,000
Payment on revolving credit facility	(35,000)	—	—	—	(35,000)
Principal payments on long-term debt	(3,755)	—	—	—	(3,755)
Intercompany loan proceeds	—	—	970	(970)	—
Distributions to non-controlling interest	—	—	(180)	—	(180)
Dividends to parent	(71,322)	(44,906)	—	44,906	(71,322)
Contributions from (to) parent	32,028	19,647	—	(19,647)	32,028

Net cash provided by (used in) financing activities	13,951	(25,259)	790	24,289	13,771

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,131)	—	(1,131)

Net increase (decrease) in cash and cash equivalents	8,072	236	(1,797)	—	6,511
Cash and cash equivalents at beginning of period	10,689	480	14,366	—	25,535

Cash and cash equivalents at end of period	$18,761	$716	$12,569	$—	$32,046

(9) Summarized Financial Information of Subsidiaries

In the filing of our Annual Report on Form 10-K for the year ended December 31, 2015, which was originally filed with the SEC on February 25, 2016, we omitted certain required disclosures under SEC Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered. Accordingly, we have revised our financial statement footnotes to correct this immaterial error of omission and include the information presented below. This revision was determined to be immaterial to the financial statements previously presented.

Separate condensed consolidating financial information for Lamar Media, subsidiary guarantors and non-guarantor subsidiaries are presented below. Lamar Media and its subsidiary guarantors have fully and unconditionally guaranteed Lamar Media’s obligations with respect to its publicly issued notes. All guarantees are joint and several. As a result of these guarantee arrangements, we are required to present the following condensed consolidating financial information. The following condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes. The condensed consolidating financial information is provided as an alternative to providing separate financial statements for guarantor subsidiaries. Separate financial statements of Lamar Media’s subsidiary guarantors are not included because the guarantees are full and unconditional and the subsidiary guarantors are 100% owned and jointly and severally liable for Lamar Media’s outstanding publicly issued notes. The accounts for all companies reflected herein are presented using the equity method of accounting for investments in subsidiaries.

Condensed Consolidating Balance Sheet as of December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$6,086	$245,685	$29,461	$—	$281,232
Net property, plant and equipment	—	1,072,595	22,542	—	1,095,137
Intangibles and goodwill, net	—	1,904,096	34,765	—	1,938,861
Other assets	2,969,906	11,451	535	(2,923,702)	58,190

Total assets	$2,975,992	$3,233,827	$87,303	$(2,923,702)	$3,373,420

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$21,332	$—	$—	$—	$21,332
Other current liabilities	29,268	163,955	22,618	—	215,841

Total current liabilities	50,600	163,955	22,618	—	237,173

Long-term debt	1,898,152	—	—	—	1,898,152
Other noncurrent liabilities	20,059	210,233	53,659	(53,037)	230,914

Total liabilities	1,968,811	374,188	76,277	(53,037)	2,366,239

Stockholders’ equity	1,007,181	2,859,639	11,026	(2,870,665)	1,007,181

Total liabilities and stockholders’ equity	$2,975,992	$3,233,827	$87,303	$(2,923,702)	$3,373,420

Condensed Consolidating Balance Sheet as of December 31, 2014
(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
ASSETS
Total current assets	$12,003	$235,202	$25,439	$—	$272,644
Net property, plant and equipment	—	1,063,741	19,899	—	1,083,640
Intangibles and goodwill, net	—	1,834,022	35,112	—	1,869,134
Other assets	2,903,894	10,413	13,953	(2,853,218)	75,042

Total assets	$2,915,897	$3,143,378	$94,403	$(2,853,218)	$3,300,460

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current maturities of long-term debt	$15,625	$—	$—	$—	$15,625
Other current liabilities	29,281	151,508	25,144	—	205,933

Total current liabilities	44,906	151,508	25,144	—	221,558

Long-term debt	1,884,270	—	—	—	1,884,270
Other noncurrent liabilities	19,830	207,359	52,788	(52,236)	227,741

Total liabilities	1,949,006	358,867	77,932	(52,236)	2,333,569

Stockholders’ equity	966,891	2,784,511	16,471	(2,800,982)	966,891

Total liabilities and stockholders’ equity	$2,915,897	$3,143,378	$94,403	$(2,853,218)	$3,300,460

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,302,770	$54,045	$(3,419)	$1,353,396
Direct advertising expenses (1)	—	446,765	29,325	(2,330)	473,760
General and administrative expenses (1)	—	231,914	10,268	—	242,182
Corporate expenses (1)	—	69,721	1,705	—	71,426
Depreciation and amortization	—	183,757	7,676	—	191,433
Gain on disposition of assets	—	(8,765)	—	—	(8,765)

Operating income (loss)	—	379,378	5,071	(1,089)	383,360

Equity in (earnings) loss of subsidiaries	(361,330)	—	—	361,330	—
Interest expense (income), net	98,427	(33)	1,094	(1,089)	98,399

Income before income tax expense	262,903	379,411	3,977	(361,330)	284,961
Income tax expense (2)	—	8,256	13,802	—	22,058

Net income (loss)	$262,903	$371,155	$(9,825)	$(361,330)	$262,903

Statement of Comprehensive Income
Net income (loss)	$262,903	$371,155	$(9,825)	$(361,330)	$262,903
Total other comprehensive loss, net of tax	—	—	(3,632)	—	(3,632)

Total comprehensive income (loss)	$262,903	$371,155	$(13,457)	$(361,330)	$259,271

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2014

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,240,324	$51,070	$(4,334)	$1,287,060
Direct advertising expenses (1)	—	427,945	27,570	(2,246)	453,269
General and administrative expenses (1)	—	220,497	10,303	—	230,800
Corporate expenses (1)	—	67,154	1,579	—	68,733
Depreciation and amortization	—	249,655	8,780	—	258,435
Gain on disposition of assets	—	(3,192)	—	—	(3,192)

Operating income (loss)	—	278,265	2,838	(2,088)	279,015

Equity in (earnings) loss of subsidiaries	(454,138)	—	—	454,138	—
Interest expense (income), net	105,234	(101)	2,107	(2,088)	105,152
Other expenses (income)	61,869	—	(31,777)	—	30,092

Income before income tax expense (benefit)	287,035	278,366	32,508	(454,138)	143,771
Income tax expense (benefit) (2)	—	(143,743)	479	—	(143,264)

Net income (loss)	$287,035	$422,109	$32,029	$(454,138)	$287,035

Statement of Comprehensive Income
Net income (loss)	$287,035	$422,109	$32,029	$(454,138)	$287,035
Total other comprehensive loss, net of tax	—	—	(1,413)	—	(1,413)

Total comprehensive income (loss)	$287,035	$422,109	$30,616	$(454,138)	$285,622

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statements of Operations and Comprehensive Income for the Year Ended December 31, 2013

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Statement of Operations
Net revenues	$—	$1,196,817	$52,875	$(3,850)	$1,245,842
Direct advertising expenses (1)	—	411,248	27,594	(1,998)	436,844
General and administrative expenses (1)	—	221,369	10,205	—	231,574
Corporate expenses (1)	—	54,737	2,140	—	56,877
Depreciation and amortization	—	292,575	8,004	—	300,579
Gain on disposition of assets	—	(3,804)	—	—	(3,804)

Operating income (loss)	—	220,692	4,932	(1,852)	223,772

Equity in (earnings) loss of subsidiaries	(144,280)	—	—	144,280	—
Interest expense (income), net	145,566	(165)	2,563	(1,852)	146,112
Other expenses	14,345	—	—	—	14,345

Income before income tax expense (benefit)	(15,631)	220,857	2,369	(144,280)	63,315
Income tax expense (benefit) (2)	(55,969)	81,522	(2,576)	—	22,977

Net income (loss)	$40,338	$139,335	$4,945	$(144,280)	$40,338

Statement of Comprehensive Income
Net income (loss)	$40,338	$139,335	$4,945	$(144,280)	$40,338
Total other comprehensive loss, net of tax	—	—	(2,111)	—	(2,111)

Total comprehensive income (loss)	$40,338	$139,335	$2,834	$(144,280)	$38,227

(1)	Caption is exclusive of depreciation and amortization.
(2)	The income tax expense (benefit) reflected in each column does not include any tax effect of the equity in earnings from subsidiaries.

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2015

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$348,116	$537,763	$9,434	$(441,892)	$453,421

Cash flows from investing activities:
Acquisitions	—	(145,865)	(8,012)	—	(153,877)
Capital expenditures	—	(106,126)	(4,299)	—	(110,425)
Proceeds from disposition of assets and investments	—	10,429	—	—	10,429
Investment in subsidiaries	(153,877)	—	—	153,877	—
(Increase) decrease in intercompany notes receivable	(717)	—	—	717	—
Decrease (increase) in notes receivable	193	(200)	—	—	(7)

Net cash used in investing activities	(154,401)	(241,762)	(12,311)	154,594	(253,880)

Cash flows from financing activities:
Proceeds received from revolving credit facility	317,000	—	—	—	317,000
Payment on revolving credit facility	(282,000)	—	—	—	(282,000)
Principal payments on long-term debt	(15,468)	—	—	—	(15,468)
Intercompany loan proceeds	—	—	717	(717)	—
Distributions to non-controlling interest	—	—	(1,130)	—	(1,130)
Dividends to parent	(271,244)	(441,892)	—	441,892	(271,244)
Contributions from (to) parent	52,263	145,865	8,012	(153,877)	52,263

Net cash (used in) provided by financing activities	(199,449)	(296,027)	7,599	287,298	(200,579)

Effect of exchange rate changes in cash and cash equivalents	—	—	(2,670)	—	(2,670)

Net increase (decrease) in cash and cash equivalents	(5,734)	(26)	2,052	—	(3,708)
Cash and cash equivalents at beginning of period	10,689	480	14,366	—	25,535

Cash and cash equivalents at end of period	$4,955	$454	$16,418	$—	$21,827

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2014

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$335,043	$526,987	$5,214	$(432,664)	$434,580

Cash flows from investing activities:
Acquisitions	—	(65,021)	—	—	(65,021)
Capital expenditures	—	(104,976)	(2,597)	—	(107,573)
Proceeds from disposition of assets and investments	—	4,135	—	—	4,135
Investment in subsidiaries	(65,021)	—	—	65,021	—
(Increase) decrease in intercompany notes receivable	(17,034)	—	—	17,034	—
Decrease (increase) in notes receivable	10	4,452	—	—	4,462

Net cash used in investing activities	(82,045)	(161,410)	(2,597)	82,055	(163,997)

Cash flows from financing activities:
Proceeds received from revolving credit facility	325,000	—	—	—	325,000
Payment on revolving credit facility	(410,000)	—	—	—	(410,000)
Principal payments on long-term debt	(11,750)	—	—	—	(11,750)
Proceeds received from senior credit facility	300,000	—	—	—	300,000
Debt issuance costs	(17,442)	—	—	—	(17,442)
Proceeds received from note offering	510,000	—	—	—	510,000
Payment on senior subordinated notes	(415,752)	—	—	—	(415,752)
Payment on senior credit facility	(328,856)	—	(23,250)	—	(352,106)
Intercompany loan proceeds	—	—	17,034	(17,034)	—
Distributions to non-controlling interest	—	—	(1,094)	—	(1,094)
Dividends to parent	(241,422)	(432,664)	—	432,664	(241,422)
Contributions from (to) parent	38,201	65,021	—	(65,021)	38,201

Net cash used in financing activities	(252,021)	(367,643)	(7,310)	350,609	(276,365)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,395)	—	(1,395)

Net increase (decrease) in cash and cash equivalents	977	(2,066)	(6,088)	—	(7,177)
Cash and cash equivalents at beginning of period	9,712	2,546	20,454	—	32,712

Cash and cash equivalents at end of period	$10,689	$480	$14,366	$—	$25,535

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2013

(in thousands)

	Lamar Media Corp.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Lamar Media Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$278,359	$476,822	$3,547	$(381,353)	$377,375

Cash flows from investing activities:
Acquisitions	—	(92,248)	—	—	(92,248)
Capital expenditures	—	(101,242)	(4,408)	—	(105,650)
Proceeds from disposition of assets and investments	—	6,869	—	—	6,869
Investment in subsidiaries	(92,248)	—	—	92,248	—
(Increase) decrease in intercompany notes receivable	(8,264)	—	—	8,264	—
(Increase) decrease in notes receivable	(126)	(714)	—	—	(840)

Net cash used in investing activities	(100,638)	(187,335)	(4,408)	100,512	(191,869)

Cash flows from financing activities:
Proceeds received from revolving credit facility	184,000	—	—	—	184,000
Payment on revolving credit facility	(34,000)	—	—	—	(34,000)
Principal payments on long-term debt	(30,051)	—	(3,000)	—	(33,051)
Debt issuance costs	(89)	—	—	—	(89)
Payment on senior subordinated notes	(360,383)	—	—	—	(360,383)
Intercompany loan proceeds	—	—	8,264	(8,264)	—
Dividends to parent	(4,200)	(381,353)	—	381,353	(4,200)
Contributions from (to) parent	37,858	92,248	—	(92,248)	37,858

Net cash (used in) provided by financing activities	(206,865)	(289,105)	5,264	280,841	(209,865)

Effect of exchange rate changes in cash and cash equivalents	—	—	(1,340)	—	(1,340)

Net increase (decrease) in cash and cash equivalents	(29,144)	382	3,063	—	(25,699)
Cash and cash equivalents at beginning of period	38,856	2,164	17,391	—	58,411

Cash and cash equivalents at end of period	$9,712	$2,546	$20,454	$—	$32,712